SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2019	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Revenue		$ 457,058				$ 813,737
Deferred income										$ 4,700,000
Grant received									$ 2,100,000
Grants receivable						0			2,600,000
Research and development tax refund		91,104	35,206			573,497	181,598		385,888	1,850,175
Foreign currency translation loss		77,787	2,793			148,251	57,334		126,875	297,309
Expenses		299,898	413,325			380,363	3,161,306		$ 3,853,919	3,835,703
Provision for bad debts		22,918
Goodwill impairment loss		$ 4,096,490				$ 4,096,490
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		3 years				3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		2 years				2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		4 years				4 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		shorter of asset’s estimated useful life and the remaining term of the lease
Option Agreement [Member]
Property, Plant and Equipment [Line Items]
Option to Acquire North American Region Option term	2 years
Option Agreement [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Property, Plant and Equipment [Line Items]
Option to Acquire North American Region Option term	2 years
Exercise price	$ 5,000,000
Expenses	500,000
Glucose Biosensor Technology [Member]
Property, Plant and Equipment [Line Items]
Purchase of license right				$ 976,308							$ 976,308
Life Science Biosensor Diagnostics Pty Ltd [Member]
Property, Plant and Equipment [Line Items]
Expenses	$ 500,000									500,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Labor costs					$ 123,800
Other Income [Member]
Property, Plant and Equipment [Line Items]
Deferred income										$ 51,258
Other Income		$ 26,576	$ 147,865			$ 125,128	$ 179,264